Significant accounting policies - Other (Details) $ in Millions	Jan. 02, 2018 USD ($)	Jan. 01, 2018 USD ($) item
Significant accounting policies
Impact on adoption of IFRS 9	$ 27.1
Number of equity investments accounted for at cost | item		1
Carrying value		$ 4.0
Number of loan receivable carried at amortized cost | item		1
Loan receivable at amortized cost		$ 30.1